Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total		Share Capital [member]	Share premium [member]	Other Equity Instruments [member]	Other Reserves Available-For-Sale [member] [1]	Other Reserves Fair Value Reserves [member] [1]	Other Reserves Cash Flow Hedging [member]	Other Reserves Currency Translation [member]	Retained Earnings [member]	Total [member]	Non-Controlling Interests [member]
Beginning balance at Dec. 31, 2015	£ 15,028		£ 3,119	£ 5,620	£ 1,792	£ 52		£ 254	£ 8	£ 4,048	£ 14,893	£ 135
Profit after tax	1,319									1,292	1,292	27
Other comprehensive income, net of tax:
- Available-for-sale securities	(4)	[1]				(4)					(4)
- Cash flow hedges	217							217			217
- Pension remeasurement	(395)									(395)	(395)
- Currency translation on foreign operations	(3)								(3)		(3)
Total comprehensive income	1,134					(4)		217	(3)	897	1,107	27
Repurchase of other equity instruments	(7)				(7)						(7)
Dividends on ordinary shares	(593)									(593)	(593)
Dividends on preference shares and other equity instruments	(128)									(128)	(128)
Dividends on non-controlling interests	(12)											(12)
Tax on other equity instruments	31									31	31
Ending balance at Dec. 31, 2016	15,453		3,119	5,620	1,785	48		471	5	4,255	15,303	150
Profit after tax	1,256									1,235	1,235	21
Other comprehensive income, net of tax:
- Available-for-sale securities	20	[1]				20					20
- Cash flow hedges	(243)							(243)			(243)
- Pension remeasurement	(77)									(77)	(77)
- Own credit adjustment	(22)									(22)	(22)
Total comprehensive income	934					20		(243)		1,136	913	21
Issue of AT1 capital securities	496				496						496
Dividends on ordinary shares	(553)									(553)	(553)
Dividends on preference shares and other equity instruments	(152)									(152)	(152)
Dividends on non-controlling interests	(19)											(19)
Tax on other equity instruments	46									46	46
Ending balance at Dec. 31, 2017	16,205		3,119	5,620	2,281	68		228	5	4,732	16,053	152
Adoption of IFRS 9 (see Note 1)	(192)					(68)	£ 63			(187)	(192)
Ending balance at Jan. 01, 2018	16,013		3,119	5,620	2,281		63	228	5	4,545	15,861	152
Beginning balance at Dec. 31, 2017	16,205		3,119	5,620	2,281	£ 68		228	5	4,732	16,053	152
Profit after tax	1,104									1,082	1,082	22
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)	(40)	[1]					(40)				(40)
- Cash flow hedges	28							28			28
- Pension remeasurement	352									353	353	(1)
- Own credit adjustment	63									63	63
Total comprehensive income	1,507						(40)	28		1,498	1,486	21
Other	(45)									(45)	(45)
Repurchase of other equity instruments	(290)				(290)						(290)
Dividends on ordinary shares	(1,139)									(1,139)	(1,139)
Dividends on preference shares and other equity instruments	(157)									(157)	(157)
Dividends on non-controlling interests	(22)											(22)
Tax on other equity instruments	42									42	42
Ending balance at Dec. 31, 2018	£ 15,909		£ 3,119	£ 5,620	£ 1,991		£ 23	£ 256	£ 5	£ 4,744	£ 15,758	£ 151

[1]	Following the adoption of IFRS 9, a fair value reserve was introduced to replace the available-for-sale reserve, as described in Note 1.